S-K 1603(a) SPAC Sponsor	Aug. 22, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our co-sponsors, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of six months after completion of our initial business combination; or if the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time after completion of our initial business combination

Chenghe Investment III Limited Chenghe Investment III LLC Shibin Wang Lyle Wang Houston Li Kwan Sun Qingjian Wang Ningrong Liu

Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands, with respect to Cayman Sponsor, or the laws of Delaware, with respect to Delaware Sponsor, or our co-sponsors’ limited liability company agreements upon

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

dissolution of our co-sponsors; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination

Private Placement Units (and Underlying Securities)	30 days after the completion of our initial business combination	Same as above	Same as above
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units ordinary shares, founder shares or warrants	180 days	Same as above

The 180 day lock-up period is pursuant to the underwriting agreement. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice.

Our co-sponsors, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, pursuant to such letter agreement, for the benefit of BTIG, we, our co-sponsors and our officers and directors have agreed that we will not offer, sell, contract to sell, pledge, charge or grant any option to purchase or otherwise dispose of, directly or indirectly, without the prior written consent of BTIG for a period of 180 days after the date of this prospectus, any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares or enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any units, ordinary shares, warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares owned, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; provided, however, that we may (1) issue and sell the private placement warrants; (2) issue and sell the additional units to cover our underwriters’ over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement warrants and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Further, the co-sponsors’ membership interests (including the interests held by the non-managing members) are locked up and not transferable because the letter agreement prohibits indirect transfers. BTIG in their sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

The founder shares, the private placement shares and the private placement warrants held by our co-sponsors will only be distributed to the members of our co-sponsors (including the sponsor non-managing members with respect to Delaware Sponsor) after consummation of our initial business combination, at which time such sponsor non-managing members would become subject to the applicable transfer restrictions with respect to such securities.